Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Benefit obligation at beginning of year	$ 275,001	$ 286,063
Service cost	7,429	8,483
Interest cost	9,254	7,721	$ 9,266
Actuarial gain	(47,403)	(972)
Benefit payments and expenses	(9,243)	(26,294)
Benefit obligation at end of year	235,038	275,001	286,063
Fair value of plan assets at beginning of year	327,867	348,914
Actual return on plan assets	(23,169)	6,666
Benefit payments and expenses	(10,356)	(27,713)
Fair value of plan assets at end of year	294,342	327,867	$ 348,914
Funded status	$ 59,304	$ 52,866